                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  30 Rowes Wharf, Suite 500
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-897-5800

Signature, Place, and Date of Signing:

   /s/ Charles Curtis       Boston, Massachusetts          May 13, 2013
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      100
                                         ------------

Form 13F Information Table Value Total:  $1,597,270
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/13

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------

GENERAL MTRS CO JR PFD CNV SRB       CONV    37045V209     7987    186000 SH          Sole              173000         13000
TOTAL SA ADR                         COM     990002H26      384      8000 SH          Sole                8000
3M CO COM                            COM     88579Y101     3083     29000 SH          Sole               29000
ABBOTT LABS COM                      COM     002824100    21492    608500 SH          Sole              563271         45229
ABBVIE INC                           COM     00287Y109    25956    636500 SH          Sole              588771         47729
AETNA INC NEW COM                    COM     00817Y108     4346     85000 SH          Sole               81619          3381
AMERICAN EXPRESS CO                  COM     025816109    12143    180000 SH          Sole              165050         14950
AMERICAN INT'L GROUP INC             COM     026874784     7356    189500 SH          Sole              178500         11000
ANADARKO PETE CORP                   COM     032511107    19519    223200 SH          Sole              200850         22350
APACHE CORP                          COM     037411105      270      3500 SH          Sole                3500
APPLE INC                            COM     037833100    68015    153650 SH          Sole              142626         11024
ARCHER DANIELS MIDLAND CO            COM     039483102    24707    732500 SH          Sole              664012         68488
AT&T INC COM                         COM     00206R102    93706   2554000 SH          Sole             2367177        186823
BANK OF AMERICA CORPORATION          COM     060505104     2728    224000 SH          Sole              214000         10000
BANK OF NEW YORK MELLON CORP         COM     064058100     3947    141000 SH          Sole              133500          7500
BARRICK GOLD CORP COM                COM     067901108    44144   1501500 SH          Sole             1388000        113500
BAXTER INTL INC COM                  COM     071813109     8499    117000 SH          Sole              106000         11000
BERKSHIRE HATHAWAY INC DEL CL        COM     084670702    13029    125042 SH          Sole              124042          1000
BLACKROCK INC                        COM     09247X101      514      2000 SH          Sole                2000
BOEING CO COM                        COM     097023105    13564    158000 SH          Sole              148700          9300
BP PLC SPONSORED ADR                 COM     055622104      635     15000 SH          Sole               15000
BRISTOL-MYERS SQUIBB CO              COM     110122108      721     17500 SH          Sole               17500
BUNGE LIMITED                        COM     G16962105     9118    123500 SH          Sole              111920         11580
CAPITAL ONE FINANCIAL                COM     14040H105    17144    312000 SH          Sole              295000         17000
CENTURYLINK INC COM                  COM     156700106    23151    659000 SH          Sole              607684         51316

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/13

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
CHESAPEAKE ENERGY CORP               COM     165167107      276     13500 SH          Sole               12000          1500
CHEVRON CORP NEW COM                 COM     166764100     1842     15500 SH          Sole               13850          1650
CISCO SYS INC COM                    COM     17275R102    33014   1580000 SH          Sole             1468341        111659
CITIGROUP INC COM NEW                COM     172967424    24841    561500 SH          Sole              520500         41000
COCA COLA CO COM                     COM     191216100     1779     44000 SH          Sole               44000
COMCAST CORP NEW CL A                COM     20030N101    70799   1686500 SH          Sole             1562581        123919
CVS CAREMARK CORP                    COM     126650100    65383   1189000 SH          Sole             1102421         86579
DELTA AIR LINES INC DEL              COM     247361702    39376   2385000 SH          Sole             2170381        214619
DEVON ENERGY CORP                    COM     25179M103      959     17000 SH          Sole               17000
DISNEY WALT CO COM DISNEY            COM     254687106     4714     83000 SH          Sole               80500          2500
DU PONT                              COM     263534109    12118    246500 SH          Sole              228700         17800
E M C CORP MASS                      COM     268648102    24931   1043575 SH          Sole              971607         71968
ENCANA CORP COM                      COM     292505104       78      4000 SH          Sole                3650           350
EQT CORP COM                         COM     26884L109     1220     18000 SH          Sole               14000          4000
EXPRESS SCRIPTS HOLDING CO           COM     30219G108    72803   1263500 SH          Sole             1172600         90900
EXXON MOBIL CORP                     COM     30231G102     2480     27525 SH          Sole               27525
FEDEX CORP                           COM     31428X106      835      8500 SH          Sole                8500
FREEPORT-MCMORAN COPPER & GOLD       COM     35671D857      166      5000 SH          Sole                5000
GENERAL ELECTRIC CO                  COM     369604103    38784   1677500 SH          Sole             1553500        124000
GENERAL MTRS CO                      COM     37045V100     9250    332500 SH          Sole              318000         14500
GOLDCORP INC NEW                     COM     380956409     5314    158000 SH          Sole              148000         10000
GOOGLE INC CL A                      COM     38259P508    27638     34800 SH          Sole               32174          2626
HALLIBURTON CO COM                   COM     406216101     1717     42500 SH          Sole               39500          3000
HESS CORP COM                        COM     42809H107    35698    498500 SH          Sole              458081         40419
HEWLETT PACKARD CO COM               COM     428236103     2336     98000 SH          Sole               98000
INTEL CORP COM                       COM     458140100       94      4300 SH          Sole                4300

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/13

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
INTERNATIONAL BUSINESS MACHS C       COM     459200101    14227     66700 SH          Sole               59425          7275
INTL PAPER CO COM                    COM     460146103    12553    269500 SH          Sole              243736         25764
JOHNSON & JOHNSON                    COM     478160104     1834     22500 SH          Sole               22500
JPMORGAN CHASE & CO COM              COM     46625H100    11533    243000 SH          Sole              228150         14850
KROGER CO COM                        COM     501044101    66446   2005000 SH          Sole             1837459        167541
LOWES COS INC COM                    COM     548661107      474     12500 SH          Sole                8500          4000
MARSH & MCLENNAN COS INC COM         COM     571748102     9815    258500 SH          Sole              242000         16500
MERCK & CO INC NEW COM               COM     58933Y105    19404    439000 SH          Sole              416000         23000
METLIFE INC COM                      COM     59156R108    13782    362500 SH          Sole              338750         23750
MICROSOFT CORP                       COM     594918104    52705   1842500 SH          Sole             1705088        137412
MOSAIC CO NEW COM                    COM     61945C103    22652    380000 SH          Sole              351120         28880
MYLAN INC COM                        COM     628530107    41044   1417500 SH          Sole             1297950        119550
NESTLE SA ADS                        COM     641069406      109      1500 SH          Sole                1500
NEWMONT MINING CORP COM              COM     651639106     6912    165000 SH          Sole              143850         21150
NEWS CORP CL A                       COM     65248E104      458     15000 SH          Sole               15000
OCCIDENTAL PETE CORP                 COM     674599105    17281    220500 SH          Sole              207020         13480
OMNICARE INC COM                     COM     681904108    36974    908000 SH          Sole              833601         74399
ORACLE CORP COM                      COM     68389X105    10087    312000 SH          Sole              295738         16262
PFIZER INC COM                       COM     717081103    51690   1791050 SH          Sole             1642142        148908
PNC FINANCIAL SERVICES               COM     693475105     4555     68500 SH          Sole               67500          1000
POTASH CORP                          COM     73755L107    20960    534000 SH          Sole              492061         41939
PROCTER & GAMBLE CO COM              COM     742718109     1233     16000 SH          Sole               16000
QUALCOMM INC COM                     COM     747525103     4652     69500 SH          Sole               69500
ROYAL DUTCH SHELL PLC SPONS AD       COM     780259206      958     14700 SH          Sole               14700
SAIC INC COM                         COM     78390X101    53291   3932950 SH          Sole             3615745        317205
SCHLUMBERGER LTD                     COM     806857108     3445     46000 SH          Sole               43500          2500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/13

(ITEM 1)                             ITEM 2) (ITEM 3)  (ITEM 4)      (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)
                                                                                                         VOTING AUTHORITY
                                      TITLE             MARKET  SHARES OR                                    (SHARES)
                                       OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED  NONE
NAME OF ISSUER                        CLASS   CUSIP    (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)    (C)
--------------                       ------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ------
SOUTHWEST AIRLS CO COM               COM     844741108       61      4500 SH          Sole                4500
SPDR GOLD TRUST GOLD SHS             COM     78463V107     3089     20000 SH          Sole               14000          6000
STATE STREET CORP                    COM     857477103     5200     88000 SH          Sole               83500          4500
SUNCOR ENERGY INC NEW COM            COM     867224107    36687   1222500 SH          Sole             1132148         90352
TALISMAN ENERGY INC COM              COM     87425E103    27685   2260000 SH          Sole             2079300        180700
TARGET CORP COM                      COM     87612E106      924     13500 SH          Sole               13500
TEVA PHARMACEUTICAL INDS LTD A       COM     881624209     1746     44000 SH          Sole               44000
TEXAS INSTRUMENTS INC                COM     882508104     3105     87500 SH          Sole               87500
TIME WARNER CABLE INC                COM     88732J207      432      4500 SH          Sole                4000           500
TIME WARNER INC                      COM     887317303       58      1000 SH          Sole                1000
TOTAL S A SPONSORED ADR              COM     89151E109    10700    223000 SH          Sole              205300         17700
TRAVELERS COMPANIES INC COM          COM     89417E109    17301    205500 SH          Sole              185100         20400
UNITED CONTL HOLDINGS INC            COM     910047109     1408     44000 SH          Sole               40500          3500
UNITEDHEALTH GROUP INC COM           COM     91324P102    15990    279500 SH          Sole              265000         14500
UNUM GROUP COM                       COM     91529Y106      424     15000 SH          Sole               11500          3500
US BANCORP DEL COM NEW               COM     902973304    47044   1386500 SH          Sole             1285050        101450
VALERO ENERGY CORP NEW COM           COM     91913Y100     4344     95500 SH          Sole               86240          9260
VODAFONE GROUP PLC NEW SPONS A       COM     92857W209     3053    107500 SH          Sole              106500          1000
WAL MART STORES INC                  COM     931142103    31054    415000 SH          Sole              384443         30557
WEATHERFORD INTERNATIONAL LTD        COM     H27013103      152     12500 SH          Sole               12500
WELLS FARGO & CO                     COM     949746101      962     26000 SH          Sole               26000
WHITING PETE CORP NEW CO             COM     966387102     1601     31500 SH          Sole               26000          5500
WILLIS GROUP HOLDINGS                COM     G96666105      573     14500 SH          Sole               14500